Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 13,902,730	₺ 12,458,491
Additions net of depreciation	2,848,001	1,490,902
Disposals	(79,896)	(59,830)
Transfers	(10,878)	(4,841)
Acquisitions through business combination	103,933
Disposal of subsidiaries		(195)
Impairment (expenses)/reversals	(24,493)	(4,185)	₺ (18,007)
Transfer to investment property	(4,022)	(1,253)
Effects of movements in exchange rates	1,267,404	23,641
Balance at end of year	18,002,779	13,902,730	12,458,491
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	28,432,652	25,147,406
Additions	5,772,400	3,912,283
Disposals	(511,216)	(725,809)
Transfers	(10,878)	(4,841)
Acquisitions through business combination	103,933
Disposal of subsidiaries		(20,596)
Impairment (expenses)/reversals	(20,000)	(2)
Transfer to investment property	(14,021)	(6,781)
Effects of movements in exchange rates	4,672,079	130,992
Balance at end of year	38,424,949	28,432,652	25,147,406
Cost [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	24,923,118	22,022,991
Additions	1,415,616	818,989
Disposals	(435,571)	(699,727)
Transfers	4,084,711	2,671,001
Disposal of subsidiaries		(15,536)
Effects of movements in exchange rates	4,319,376	125,400
Balance at end of year	34,307,250	24,923,118	22,022,991
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,485,249	1,211,323
Additions	40,466	68,667
Disposals	(10,191)	(2,004)
Transfers	185,428	212,943
Transfer to investment property	(14,021)	(6,781)
Effects of movements in exchange rates	33,470	1,101
Balance at end of year	1,720,401	1,485,249	1,211,323
Cost [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	955,894	866,409
Additions	87,930	93,428
Disposals	(25,762)	(10,954)
Transfers	16,858	8,961
Acquisitions through business combination	27
Disposal of subsidiaries		(3,482)
Effects of movements in exchange rates	67,137	1,532
Balance at end of year	1,102,084	955,894	866,409
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	44,999	44,518
Additions	2,162	2,098
Disposals	(2,399)	(1,690)
Acquisitions through business combination	156
Disposal of subsidiaries		(4)
Effects of movements in exchange rates	6,220	77
Balance at end of year	51,138	44,999	44,518
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	342,093	335,837
Additions	8,849	7,149
Disposals	(32,476)	(62)
Transfers	546	341
Disposal of subsidiaries		(1,574)
Effects of movements in exchange rates	10,746	402
Balance at end of year	329,758	342,093	335,837
Cost [member] | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions through business combination	103,750
Balance at end of year	103,750
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	681,299	666,328
Additions	4,217,377	2,921,952
Disposals	(4,817)	(11,372)
Transfers	(4,298,421)	(2,898,087)
Impairment (expenses)/reversals	(20,000)	(2)
Effects of movements in exchange rates	235,130	2,480
Balance at end of year	810,568	681,299	666,328
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(14,529,922)	(12,688,915)
Additions - depreciation	(2,924,399)	(2,421,381)
Disposals	431,320	665,979
Disposal of subsidiaries		20,401
Impairment (expenses)/reversals	(4,493)	(4,183)
Transfer to investment property	9,999	5,528
Effects of movements in exchange rates	(3,404,675)	(107,351)
Balance at end of year	(20,422,170)	(14,529,922)	(12,688,915)
Accumulated depreciation, amortization and impairment [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(13,090,823)	(11,382,813)
Additions - depreciation	(2,762,649)	(2,270,537)
Disposals	372,950	656,472
Disposal of subsidiaries		15,536
Impairment (expenses)/reversals	(4,493)	(4,183)
Effects of movements in exchange rates	(3,311,476)	(105,298)
Balance at end of year	(18,796,491)	(13,090,823)	(11,382,813)
Accumulated depreciation, amortization and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(354,312)	(285,626)
Additions - depreciation	(82,528)	(73,594)
Disposals	3,804
Transfer to investment property	9,999	5,528
Effects of movements in exchange rates	(20,388)	(620)
Balance at end of year	(443,425)	(354,312)	(285,626)
Accumulated depreciation, amortization and impairment [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(717,871)	(673,927)
Additions - depreciation	(66,229)	(53,914)
Disposals	21,141	7,865
Disposal of subsidiaries		3,287
Effects of movements in exchange rates	(58,242)	(1,182)
Balance at end of year	(821,201)	(717,871)	(673,927)
Accumulated depreciation, amortization and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(40,027)	(37,840)
Additions - depreciation	(3,373)	(3,714)
Disposals	2,399	1,593
Disposal of subsidiaries		4
Effects of movements in exchange rates	(6,104)	(70)
Balance at end of year	(47,105)	(40,027)	(37,840)
Accumulated depreciation, amortization and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(326,889)	(308,709)
Additions - depreciation	(7,698)	(19,622)
Disposals	31,026	49
Disposal of subsidiaries		1,574
Effects of movements in exchange rates	(8,465)	(181)
Balance at end of year	(312,026)	₺ (326,889)	₺ (308,709)
Accumulated depreciation, amortization and impairment [member] | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions - depreciation	(1,922)
Balance at end of year	₺ (1,922)